Prudential Day One 2020 Fund
Schedule of Investments (unaudited) as of October 31, 2022
Description	Shares	Value
Long-Term Investments 91.5%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	661,145	$5,494,116
PGIM Global Real Estate Fund (Class R6)	131,061	2,210,997
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	63,485	773,884
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	230,602	2,250,672
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	268,999	2,910,565
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	407,339	6,688,502
PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	73,624	774,530
PGIM Quant Solutions US Broad Market Index Fund (Class R6)	216,958	3,447,462
PGIM TIPS Fund (Class R6)	1,079,123	9,248,083
PGIM Total Return Bond Fund (Class R6)	590,547	6,832,628

Total Long-Term Investments (cost $40,722,149)		40,631,439

Short-Term Investment 8.4%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $3,720,964)	3,720,964	3,720,964

TOTAL INVESTMENTS 99.9% (cost $44,443,113)(wd)		44,352,403
Other assets in excess of liabilities 0.1%		53,438

Net Assets 100.0%		$44,405,841

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds